Trade and other receivables	12 Months Ended
Dec. 31, 2017
Trade and other receivables
Trade and other receivables

25.        Trade and other receivables

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Trade receivables	407,975	491,018	399,200
Allowance on doubtful trade receivables	(1,335)	(1,491)	(41,976)
	406,640	489,527	357,224
Other receivables and refundable deposits	209,668	156,295	142,622
	616,308	645,822	499,846

The Group determines credit terms mostly ranging from 30 to 60 days for each customer on a case- by-case basis, based on its assessment of such customer’s financial standing and business potential with the Group.

The Group determines its allowance on doubtful trade receivables based on the Group’s historical experience and the relative aging of receivables as well as individual assessment of certain debtors. The Group provides allowance on doubtful trade receivables based on recoverable amount by making reference to the age category of the remaining receivables and subsequent settlement. The Group’s allowance on doubtful trade receivables excludes receivables from a limited number of customers due to their high credit worthiness. The Group recognized US$0.3 million, US$0.2 million and US$0.5 million of allowance on doubtful trade receivables respectively during the year ended December 31, 2017, 2016 and 2015 respectively. The Group reviews, analyzes and adjusts allowance on doubtful trade receivables on a monthly basis.

In evaluating the customers’ credit quality, the Group used an internal system based on each customer’s operation size, financial performance, listing status, payment history and other qualitative criteria. These criteria are reviewed and updated annually. Based on such evaluation, the Group believes the recoverability of those receivables that are not impaired is reasonably assured.

Trade receivables

Of the  trade receivables  balance at the end of the year of 2017, 2016 and 2015,  US$228.9 million,  US$208.3 million and US$125.7  million respectively are due from the Group’s two largest customers.

The following is an aged analysis of trade receivables presented based on the invoice date at the end of the reporting period.

Age of receivables

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Within 30 days	148,131	274,087	177,542
31–60 days	187,623	179,453	151,377
Over 60 days	72,221	37,478	70,281
Total trade receivables	407,975	491,018	399,200

Trade receivables disclosed above include amounts (see below for aged analysis) that are past due at the end of the reporting for which the Group has not recognized an allowance on doubtful trade receivables because there has not been a significant change in credit quality and the amounts are still considered recoverable.

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Neither past due nor impaired	331,469	444,145	312,479
Past due but not impaired
Within 30 days	62,267	34,872	39,737
31–60 days	9,583	8,875	3,534
Over 60 days	3,321	1,635	1,474
Total carrying amount	406,640	489,527	357,224
Average overdue days	26	27	23

Due to the short-term nature of the current receivables, their carrying amount is considered to be the same as their fair value.

Movement in allowance on doubtful trade receivables

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Balance at beginning of the year	1,491	41,976	42,014
Addition in allowance on doubtful trade receivables	301	201	528
Amounts written off during the year as uncollectible	(19)	(39,083)	(25)
Reversal of allowance on doubtful trade receivables	(438)	(1,603)	(541)
Balance at end of the year	1,335	1,491	41,976

In determining the recoverability of a trade receivable, the Group considers any change in the credit quality of the trade receivable from the date credit was initially granted up to the end of the reporting period.